Subsequent Events (Details)			1 Months Ended			12 Months Ended
	Apr. 07, 2020 CNY (¥)	May 04, 2018 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2019 USD ($)	Apr. 19, 2019 CNY (¥)	Mar. 31, 2020 CNY (¥)	Apr. 30, 2019 CNY (¥)	Aug. 31, 2018	May 04, 2018 CNY (¥)
Subsequent Events (Textual)
Ownership equity interest, percentage								100.00%
Covid-19, description						The Company was impacted by the COVID-19 pandemic inmany ways, including the plump of closures of experience stores, diving sales by distribution channels, and shut down or partly shut down of production facilities for around three months. As a result, revenue dropped by approximately 50% for the three months ended on March 31, 2020, compared with the revenue of the same period in 2019.
Industrial Bank Co., Ltd [Member]
Subsequent Events (Textual)
Loan agreement amount | $		$ 1,039,578		$ 987,989
Due date		Apr. 21, 2019		Apr. 30, 2020	Apr. 30, 2020
Interest rate, description		The loan bears a fixed interest rate of 1-year Loan Prime Rate ("LPR") +2.19% on the date of drawing per annum.		Bearing interest rate at LPR plus 1.69% per annum, payable monthly.
RMB [Member] | Industrial Bank Co., Ltd [Member]
Subsequent Events (Textual)
Loan agreement amount					¥ 7,000,000		¥ 7,000,000		¥ 7,000,000
Subsequent Event [Member]
Subsequent Events (Textual)
Line of credit facility, description	Fujian Happiness Biotech Co., Ltd withdrew proceeds of a RMB 1.7 million under this credit facility on April 7, 2020 and may drawdown another RMB 1.3 million within loan tenor period.
Subsequent Event [Member] | Industrial Bank Co., Ltd [Member]
Subsequent Events (Textual)
Due date			Apr. 30, 2021
Interest rate, description			Bearing interest rate at LPR plus 1.45% per annum, payable monthly.
Subsequent Event [Member] | RMB [Member] | Industrial Bank Co., Ltd [Member]
Subsequent Events (Textual)
Loan agreement amount			¥ 7,000,000
Total amount of short term borrowings			¥ 7,000,000
Fujian Happiness Biotech Co., Ltd [Member] | RMB [Member]
Subsequent Events (Textual)
Ownership equity interest, percentage						100.00%
Registered capital						¥ 25,755,000
Fujian Happiness Biotech Co., Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Due date	May 31, 2021
Ownership equity interest, percentage			51.00%
Interest rate, description	Loan bearing interest at LPR Index plus 0.2% per annum (LPR 4.2 % in April 2020) payable monthly, with a revolving credit facility clause in this contract.
Fujian Happiness Biotech Co., Ltd [Member] | Subsequent Event [Member] | RMB [Member]
Subsequent Events (Textual)
Loan agreement amount	¥ 3,000,000
Mr. ZhiHui Zhen [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Ownership equity interest, percentage			49.00%
Fujian Happiness Medical Equipment Co. Ltd [Member] | Subsequent Event [Member] | RMB [Member]
Subsequent Events (Textual)
Registered capital			¥ 10,000,000
Contributed amount of medical products			¥ 500,000